T. ROWE PRICE Target 2015 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 61 .0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  30,962 5,089 3,967 6,802,908 31,974
New Income Fund  26,422 4,529 3,718 3,486,437 28,275
International Bond Fund (USD
Hedged)  10,326 1,303 1,393 1,207,169 10,418
Dynamic Global Bond Fund  6,121 1,029 933 817,617 6,124
Emerging Markets Bond Fund  5,791 705 1,003 612,853 6,123
High Yield Fund  4,965 463 621 815,961 4,871
U.S. Treasury Long-Term Index
Fund  4,271 267 1,326 505,300 3,744
Dynamic Credit Fund  2,467 417 349 288,884 2,539
Floating Rate Fund  1,699 161 210 178,883 1,619
Total Bond Funds (Cost $ 100,240 ) 95,687
EQUITY FUNDS 36 .1%
T. Rowe Price Funds:
Value Fund  7,824 729 840 163,651 8,642
Growth Stock Fund  7,487 1,545 938 73,168 7,577
Hedged Equity Fund  5,620 559 736 424,578 5,651
International Value Equity Fund  4,557 330 895 176,092 4,688
U.S. Large-Cap Core Fund  5,353 587 1,424 102,132 4,547
Overseas Stock Fund  3,919 272 427 252,596 4,496
Equity Index 500 Fund  3,853 993 1,189 22,537 4,030
Real Assets Fund  3,745 284 1,199 184,447 3,872
International Stock Fund  3,436 466 377 159,697 3,600
Emerging Markets Discovery Stock
Fund  1,476 143 397 82,126 1,713
Mid-Cap Value Fund  1,677 159 346 47,758 1,702
Mid-Cap Growth Fund  1,847 171 393 15,947 1,614
Emerging Markets Stock Fund  1,321 81 239 31,705 1,602
New Horizons Fund (3) 785 313 165 17,008 972
Small-Cap Value Fund  1,055 138 271 17,351 966
Small-Cap Stock Fund  840 99 129 14,608 910
Total Equity Funds (Cost $ 33,885 ) 56,582

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 6,007 4,148 5,494 4,661,256 4,661
Total Short-Term Investments (Cost $ 4,661 ) 4,661
Total Investments in Securities 100.1%
(Cost $138,786) $ 156,930
Other Assets Less Liabilities (0.1)% (96)
Net Assets 100.0% $ 156,834
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,418 and $1,418, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (3) $ 4 $ 137
Dynamic Global Bond Fund  (66) (93) 199
Emerging Markets Bond Fund  (98) 630 297
Emerging Markets Discovery Stock Fund  60 491 84
Emerging Markets Stock Fund  76 439 28
Equity Index 500 Fund  228 373 37
Floating Rate Fund  (3) (31) 95
Growth Stock Fund  1,233 (517) 9
Hedged Equity Fund  383 208 78
High Yield Fund  (22) 64 273
International Bond Fund (USD Hedged)  (87) 182 312
International Stock Fund  314 75 104
International Value Equity Fund  508 696 153
Limited Duration Inflation Focused Bond Fund  (118) (110) 1,337
Mid-Cap Growth Fund  174 (11) 12
Mid-Cap Value Fund  104 212 35
New Horizons Fund  111 39 —
New Income Fund  (299) 1,042 992
Overseas Stock Fund  135 732 116
Real Assets Fund  260 1,042 144
Small-Cap Stock Fund  73 100 7
Small-Cap Value Fund  167 44 14
U.S. Large-Cap Core Fund  643 31 54
U.S. Treasury Long-Term Index Fund  (320) 532 124
Value Fund  396 929 126
U.S. Treasury Money Fund, 3.76% — — 174
Affiliates not held at period end — — 1
Totals $ 3,849 # $ 7,103 $ 4,942 +

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2,508 of the net realized gain (loss).
+ Investment income comprised $4,942 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2015 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F184-054Q3 02/26